Acquisitions (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2021 CNY (¥) shares	Jan. 31, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Business Acquisition [Line Items]
Additional paid-in capital				¥ 35,929,961	$ 5,638,195	¥ 14,616,302
Chaodian [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							63.60%
Consideration transferred			¥ 744,600
Cash consideration			250,500
Additional paid-in capital			¥ 193,300
Percentage of equity interest owned after transactions			100.00%
Chaodian [Member] | Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration | shares			1,731,100
Anime Business [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						8.10%
Consideration transferred		¥ 612,300
Cash consideration	¥ 369,100			¥ 369,124
Percentage of equity interest owned after transactions		100.00%
Anime Business [Member] | Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration | shares	400,000